UNAUDITED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY - USD ($)		Total	Total Shareholders’ equity	Share Capital	Share Premium	Shared Based Payment Reserve	Warrant Reserves	Other Reserves [2]	Foreign currency translation reserve	Redemption Reserve	Accumulated Deficit	Non- controlling Interest
Balance at Dec. 31, 2023	[1]	$ 128,313,527	$ 117,875,924	$ 7,828	$ 178,686,328	$ 265,558,785	$ 15,017,257	$ 66,412,147	$ 77,933	$ 280,808	$ (408,165,162)	$ 10,437,603
Changes in equity [abstract]
Issuance of ordinary shares		32,485	32,485	1	32,484
Glencore contribution in US Recycling LLC	[1]	1,500,000	1,320,000					1,320,000				180,000
Total transactions with shareholders		1,532,485	1,352,485	1	32,484			1,320,000				180,000
Total income ( loss) for the period		(10,941,387)	(10,699,490)								(10,699,490)	(241,897)
Total other comprehensive loss		(21,873)	(21,873)						(21,873)
Balance at Jun. 30, 2024	[1]	118,882,752	108,507,046	7,829	178,718,812	265,558,785	15,017,257	67,732,147	56,060	280,808	(418,864,652)	10,375,706
Balance at Dec. 31, 2023	[1]	128,313,527	117,875,924	7,828	178,686,328	265,558,785	15,017,257	66,412,147	77,933	280,808	(408,165,162)	10,437,603
Changes in equity [abstract]
Issuance of shares to debenture holders		553,286
Balance at Dec. 31, 2024		99,327,000	89,540,491	7,913	185,070,706	275,917,120	15,017,257	67,732,146	(15,058)	280,808	(454,470,401)	9,786,509
Changes in equity [abstract]
Issuance of ordinary shares		(17,470)	(17,470)		(17,470)		(105)	105
Issuance of shares to debenture holders		713,590	713,590	18	713,572
Equity contribution in US Recycling LLC		0	(108,000)					(108,000)				108,000
Total transactions with shareholders		696,120	588,120	18	696,102		(105)	(107,895)				108,000
Total income ( loss) for the period		2,245,864	2,705,578								2,705,578	(459,714)
Total other comprehensive loss		321,958	321,958						321,958
Balance at Jun. 30, 2025		$ 102,590,942	$ 93,156,147	$ 7,931	$ 185,766,808	$ 275,917,120	$ 15,017,152	$ 67,624,251	$ 306,900	$ 280,808	$ (451,764,823)	$ 9,434,795

[1]	Refer to Note 2.8
[2]	Other reserves include the result of transactions with non-controlling interest that do not result in a loss of control, changes in warrant reserves and share-based payments as a result of the Business Combination.